Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jan. 17, 2025	Feb. 29, 2024	Jul. 29, 2024	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Common Stock [Line Items]
Aggregate number of shares issued						425,606	425,606
Purchase of warrants				1,000,000			500,000
Warrants purchase							664,883
Warrant, Exercise Price, Decrease (in Dollars per share)	$ 1.5
shares sold of common stock					134,771	134,771
Gross proceeds of common stock at the market offering (in Dollars)						$ 212
Net proceeds from sale of common stock (in Dollars)					$ 204	$ 204
Generating gross proceeds (in Dollars)							$ 1,815
Shares issued of common stock						8,512	8,512
Purchase sold per shares (in Dollars per share)							$ 4
Transaction cost (in Dollars)			$ 1,700
Forward Purchase Agreement [Member]
Common Stock [Line Items]
Purchase sold per shares (in Dollars per share)							$ 4
Transaction cost (in Dollars)							$ 1,700
Term Loan Warrants [Member]
Common Stock [Line Items]
Purchase of warrants	1,500,000				1,500,000	1,500,000			500,000
Warrants [Member]
Common Stock [Line Items]
Purchase of warrants	3,874,394				3,874,394	3,874,394	3,874,394
Exercise price (in Dollars per share)				$ 4
Exercised shortfall warrants per share (in Dollars per share)				$ 3
Exercised shortfall warrants				1,000,000
Warrants purchase							3,209,511
Shortfall Warrants [Member]
Common Stock [Line Items]
Exercised shortfall warrants							664,883
Warrants purchase	3,209,511				3,209,511	3,209,511
2024 Term Loan Warrants [Member]
Common Stock [Line Items]
Purchase of warrants							2,000,000
Common Stock [Member]
Common Stock [Line Items]
Common stock, authorized							400,000,000	400,000,000
Purchase of warrants							750,000
Common Stock [Member] | Forward Purchase Agreement [Member]
Common Stock [Line Items]
Shares issued of common stock							425,606
Common Stock [Member] | Warrants [Member]
Common Stock [Line Items]
Purchase of warrants							375,000
Exercised shortfall warrants							664,883
Sales Agreement [Member]
Common Stock [Line Items]
Aggregate offering amount of common stock (in Dollars)		$ 15,000
Maximum [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)				$ 4
Minimum [Member]
Common Stock [Line Items]
Exercise price (in Dollars per share)				$ 2
Common Stock [Member]
Common Stock [Line Items]
Common stock, authorized	400,000,000				400,000,000	400,000,000			400,000,000
Exercise price (in Dollars per share)	$ 4				$ 4	$ 4	$ 4
Sponsor [Member]
Common Stock [Line Items]
Aggregate number of shares issued						1,000,000	1,000,000